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497(j) Certification





                                             May 1, 1998


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

          Re: Pruco Life Flexible Premium Variable Annuity Account Registration No. 33-61125

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, The Prudential Life Insurance Company of America, on behalf of the Pruco Life Flexible Premium Variable Annuity Account (the "Account"), hereby certified: (1) that the text of the Account's most recent post-effective amendment has been filed electronically; and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.


                                             Respectfully submitted,



                                             /s/  CLIFFORD E. KIRSCH, ESQ.
                                             -----------------------------

                                             Clifford E. Kirsch, Esq.
                                             Chief Legal Officer
                                             Pruco Life Insurance Company